Employee benefits (Details 9) - Overfunded Pension Plans [Member] - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets	$ 14	$ 55
Equity securities	261	1,115
International investments, amount contributed to fair value of plan assets	245	254
Real estate, amount contributed to fair value of plan assets	235	293
Loans to participants, amount contributed to fair value of plan assets	162	128
Other, amount contributed to fair value of plan assets	187
Total	7,835	8,062
Amount of funds not related to risk employee benefit plans	(2,178)	(1,722)
Plan assets, at fair value	5,657	6,340
Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Debt instruments, amount contributed to fair value of plan assets	396	368
Governmental Bonds [Member]
IfrsStatementLineItems [Line Items]
Debt instruments, amount contributed to fair value of plan assets	4,175	3,789
Fixed Income [Member]
IfrsStatementLineItems [Line Items]
Investment funds, amount contributed to fair value of plan assets	1,553	1,173
Equity investments [member]
IfrsStatementLineItems [Line Items]
Investment funds, amount contributed to fair value of plan assets	484	456
Ifrs Private Equity Funds [Member]
IfrsStatementLineItems [Line Items]
Structured debt, amount contributed to fair value of plan assets	123	428
Ifrs Real Estate Funds [Member]
IfrsStatementLineItems [Line Items]
Structured debt, amount contributed to fair value of plan assets		3
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets	14	55
International investments, amount contributed to fair value of plan assets	186	231
Total	1,171	1,410
Level 2 of fair value hierarchy [member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Debt instruments, amount contributed to fair value of plan assets	396	367
Level 2 of fair value hierarchy [member] | Governmental Bonds [Member]
IfrsStatementLineItems [Line Items]
Debt instruments, amount contributed to fair value of plan assets	361	435
Level 2 of fair value hierarchy [member] | Fixed Income [Member]
IfrsStatementLineItems [Line Items]
Investment funds, amount contributed to fair value of plan assets	162	133
Level 2 of fair value hierarchy [member] | Equity investments [member]
IfrsStatementLineItems [Line Items]
Investment funds, amount contributed to fair value of plan assets	1	1
Level 2 of fair value hierarchy [member] | Ifrs Private Equity Funds [Member]
IfrsStatementLineItems [Line Items]
Structured debt, amount contributed to fair value of plan assets	51	188
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Equity securities	261	1,115
International investments, amount contributed to fair value of plan assets	59	23
Total	6,008	5,988
Level 1 of fair value hierarchy [member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Debt instruments, amount contributed to fair value of plan assets		1
Level 1 of fair value hierarchy [member] | Governmental Bonds [Member]
IfrsStatementLineItems [Line Items]
Debt instruments, amount contributed to fair value of plan assets	3,814	3,354
Level 1 of fair value hierarchy [member] | Fixed Income [Member]
IfrsStatementLineItems [Line Items]
Investment funds, amount contributed to fair value of plan assets	1,391	1,040
Level 1 of fair value hierarchy [member] | Equity investments [member]
IfrsStatementLineItems [Line Items]
Investment funds, amount contributed to fair value of plan assets	483	455
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Real estate, amount contributed to fair value of plan assets	235	293
Loans to participants, amount contributed to fair value of plan assets	162	128
Other, amount contributed to fair value of plan assets	187
Total	656	664
Level 3 of fair value hierarchy [member] | Ifrs Private Equity Funds [Member]
IfrsStatementLineItems [Line Items]
Structured debt, amount contributed to fair value of plan assets	$ 72	240
Level 3 of fair value hierarchy [member] | Ifrs Real Estate Funds [Member]
IfrsStatementLineItems [Line Items]
Structured debt, amount contributed to fair value of plan assets		$ 3